Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 61,988	$ 22,575
Restricted bank deposit		36
Short-term bank deposit		40,000
Trade receivables (net of allowances for doubtful accounts amounted to $19 and $9 as of December 31, 2018, and 2017, respectively)	20,381	20,266
Inventories	251	1,199
Other accounts receivable and prepaid expenses	1,766	2,685
Total current assets	84,386	86,761
SEVERANCE PAY FUND	2,967	3,052
OTHER LONG - TERM RECEIVABLES	346	172
PROPERTY AND EQUIPMENT, NET	1,832	1,924
Total assets	89,531	91,909
CURRENT LIABILITIES:
Trade payables	1,559	1,828
Employees and payroll accruals	3,420	4,062
Deferred revenues and advances from customers	266	2,601
Other accounts payable and accrued expenses	2,281	3,428
Total current liabilities	7,526	11,919
NON-CURRENT LIABILITIES:
Deferred revenues	100	21
Accrued severance pay	3,425	3,573
Total non-current liabilities	3,525	3,594
Total liabilities	11,051	15,513
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at December 31, 2018 and 2017; 13,735,759 and 13,446,007 shares issued and 13,699,727 and 13,409,975 shares outstanding at December 31, 2018 and 2017, respectively	643	628
Additional paid-in capital	135,730	131,491
Accumulated other comprehensive loss	(2,612)	(2,520)
Accumulated deficit	(55,281)	(53,203)
Total shareholders' equity	78,480	76,396
Total liabilities and shareholders' equity	$ 89,531	$ 91,909